H. Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
H. Income Taxes Tables
Deferred tax assets

	2013	2012
Accrued payroll related liabilities	$915	$2,802
Depreciation and amortization	823	939
State Taxes	(121)	(1,554)
Total deferred tax assets	1,617	2,187
Deferred tax liabilities	—	—
Valuation allowance for deferred assets	(1,617)	(2,187)
Net deferred tax asset	$—	$—

Tax rate reconciliation

	2013	2012
Effective income tax rate	0%	0%

United States Federal income tax at statutory rate	$(1,091)	$577
State income taxes (net of federal benefit)	5	99
Warrant expense	173	(1,621)
Prior year deferred true up	(1,684)	(365)
Change in valuation reserves	(1,863)	1,119
FIN 48	4,396	—
Other	66	193
Provision for income taxes	$2	$2

Unrecognized tax benefits
Amount
(in thousands)
Unrecognized tax benefits at October 1, 2012	$-
Additions for tax positions related to current year	212
Additions/reductions for tax positions taken in prior years	4,185
Settlements	-
Lapse of Limitations	-
Unrecognized tax benefits at September 30, 2013	$4,397